Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 15. Related Party Transactions

The Company has entered into transactions with related parties. The Company regularly reviews these transactions; however, the Company’s results of operations may have been different if these transactions were conducted with nonrelated parties.

During the year ended December 31, 2020, the Company entered into borrowing arrangements with the individual founders to provide operating cash flow for the Company. The Company paid $4,700 during 2021 and the outstanding balance which is included in account was $13,000 on September 30, 2024 and December 31, 2023.

During the years ended December 31, 2021 and 2020, the Company entered into a services agreement with Master Goblin Games, LLC (“Master Goblin Games”), an entity owned by Ryan Dickinson, a former officer of the Company, to facilitate the establishment of receipt of retail lottery licenses in certain jurisdictions.

Pursuant to the Service Agreement, Master Goblin was authorized and approved by the Company to incur up to $100,000 in initial expenses per location for the commencement of operations at each location, including, without limitation, tenant improvements, furniture, inventory, fixtures and equipment, security and lease deposits, and licensing and filing fees. Similarly, pursuant to the Service Agreement, during each month of operation, Master Goblin was authorized to submit to the Company for reimbursement on-going expenses of up to $5,000 per location for actually incurred lease expenses. The initial expenses were submitted by Master Goblin to the Company upon Master Goblin securing a lease and leases were only secured by Master Goblin in any location upon request of the Company. Such initial expenses were recorded by the Company as lease obligations. On-going expenses were submitted by Master Goblin to the Company on a monthly basis, subject to offset, and were recorded by the Company as an expense. To the extent Master Goblin had a positive net income in any month, exclusive of the sale of lottery games, such net income reduced or eliminated such reimbursable expenses for that month.

In January 2023, Woodford Eurasia Assets, Ltd. signed a letter of intent to acquire Master Goblin. As of the date of this Report, no definitive documentation for this transaction has been signed.

The Company paid Master Goblin an aggregate of approximately $53,000 and $440,000, including expense reimbursements under the Service Agreement and additional reimbursable expenses, during the years ended December 31, 2023 and 2022, respectively. In January of 2023, the company paid $53,000 to Master Goblin Games for settlement of outstanding obligations of $316,919 and the parties mutually agreed to terminate the business relationship.

During the quarter ended September 30, 2024, the Company entered into a borrowing arrangement with Robert Stubblefield, the Company’s Chief Financial Officer, to provide funding for certain operating expenses of the Company. The Loan amount is $57,682 and is anticipated to be repaid before December 31, 2024. The Loan was issued at zero percent interest. The Company has made any payments on the loan as of the date of this report.

Note 16. Related Party Transactions

The Company has entered into transactions with related parties. The Company regularly reviews these transactions; however, the Company’s results of operations may have been different if these transactions were conducted with nonrelated parties.

During the year ended December 31, 2020, the Company entered into borrowing arrangements with the individual founders to provide operating cash flow for the Company. The Company paid $4,700 during 2021 and the outstanding balance was $13,000 on December 31, 2023 and December 31, 2022.

During the years ended December 31, 2021 and 2020, the Company entered into a services agreement with Master Goblin Games, LLC (“Master Goblin Games”), an entity owned by Ryan Dickinson, a former officer of the Company, to facilitate the establishment of receipt of retail lottery licenses in certain jurisdictions. As of December 31, 2023, the Company had no outstanding related party payables.

Pursuant to the Service Agreement, Master Goblin was authorized and approved by the Company to incur up to $100,000 in initial expenses per location for the commencement of operations at each location, including, without limitation, tenant improvements, furniture, inventory, fixtures and equipment, security and lease deposits, and licensing and filing fees. Similarly, pursuant to the Service Agreement, during each month of operation, Master Goblin was authorized to submit to the Company for reimbursement on-going expenses of up to $5,000 per location for actually incurred lease expenses. The initial expenses were submitted by Master Goblin to the Company upon Master Goblin securing a lease and leases were only secured by Master Goblin in any location upon request of the Company. Such initial expenses were recorded by the Company as lease obligations. On-going expenses were submitted by Master Goblin to the Company on a monthly basis, subject to offset, and were recorded by the Company as an expense. To the extent Master Goblin had a positive net income in any month, exclusive of the sale of lottery games, such net income reduced or eliminated such reimbursable expenses for that month.

In January 2023, Woodford Eurasia Assets, Ltd. signed a letter of intent to acquire Master Goblin. Such letter of intent would give Woodford the right to appoint a director to the Board of Directors of the Company (see Subsequent Events). As of the date of this Amended Report, no definitive documentation for this transaction has been signed.

The Company paid Master Goblin an aggregate of approximately $53,000 and $440,000, including expense reimbursements under the Service Agreement and additional reimbursable expenses, during the years ended December 31, 2023 and 2022, respectively. In January of 2023, the company paid $53,000 to Master Goblin Games for settlement of outstanding obligations of $316,919 and the parties mutually agreed to terminate the business relationship.